Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	408,317,402	393,934,068
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares outstanding	408,317,402	393,934,068